Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member] Bitech Mining Corporation [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Bitech Mining Corporation [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Bitech Mining Corporation [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Bitech Mining Corporation [Member]	Total
Beginning balance, value at Jan. 20, 2021		$ 20,241	$ 100	$ 1,265,559				$ 100	$ 1,285,800
Beginning balance, shares at Jan. 20, 2021		20,240,882
Founders Stock Issued	$ 70,000		(70,000)					0
Founders Stock Issued, shares	70,000,000
Stock Issued for Intangible Asset - License	$ 10,000							$ 10,000
Stock Issued for Intangible Asset - License, shares								10,000,000
Common Stock Issued for Services	$ 10,106		101,094					$ 111,200
Common Stock Issued for Services, shares	10,106,000
Common Stock Sold in Private Placement	$ 3,301		1,161,199					1,164,500
Common Stock Sold in Private Placement, shares	3,301,250
Net loss					(284,959)	(284,959)		(284,959)	(284,959)
Ending balance, value at Dec. 31, 2021	$ 93,407	$ 20,241	1,192,393	1,265,559	(284,959)	(284,959)		1,000,841	1,000,841
Ending balance, shares at Dec. 31, 2021	93,407,250	20,240,882
Net loss									(229,162)
Shares issued upon conversion of Series A Preferred Stock, shares		485,781,168
Ending balance, value at Mar. 31, 2022		$ 20,241		1,196,679		(514,121)			711,799
Ending balance, shares at Mar. 31, 2022		20,240,882
Beginning balance, value at Dec. 31, 2021	$ 93,407	$ 20,241	$ 1,192,393	1,265,559	$ (284,959)	(284,959)		$ 1,000,841	1,000,841
Beginning balance, shares at Dec. 31, 2021	93,407,250	20,240,882
Net loss						(490,278)			(490,278)
Recapitalization				(59,880)					(59,880)
Restricted Stock Awards		$ 7,984		(7,984)
Restricted Stock Awards, shares		7,983,720
Series A Preferred Shares issued in Share Exchange							$ 9,000		9,000
Series A Preferred Shares issued in Share Exchange, shares							9,000,000
Shares issued upon conversion of Series A Preferred Stock		$ 485,781		(485,781)			$ (9,000)		(9,000)
Shares issued upon conversion of Series A Preferred Stock, shares		485,781,168					(9,000,000)
Ending balance, value at Jun. 30, 2022		$ 514,006		711,914		(775,237)			450,683
Ending balance, shares at Jun. 30, 2022		514,005,770
Beginning balance, value at Mar. 31, 2022		$ 20,241		1,196,679		(514,121)			711,799
Beginning balance, shares at Mar. 31, 2022		20,240,882
Net loss									(261,116)
Ending balance, value at Jun. 30, 2022		$ 514,006		$ 711,914		$ (775,237)			$ 450,683
Ending balance, shares at Jun. 30, 2022		514,005,770